Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash	$ 648,645		$ 5,164	$ 445
Trade receivables, net			352
Interest receivable	2,125
Prepaid expenses	3,559		184
Other current assets	23		1,795
Total Current Assets	654,352		7,495
Long Term Assets
Intangible assets, net	1,340,890		263
Goodwill	433,737
Property, plant and equipment, net	91,547		69,595
Lease right-of-use asset	926		784
Total Long Term Assets	1,867,100		70,642
Total Assets	2,521,452		78,137
Current Liabilities
Accounts payable	1,070		577
Accrued liabilities	2,268		2,392
Due to related parties	1,914		178
Lease liability	142		130
Option liability			5,174
Total Current Liabilities	5,394		8,451
Long Term Liabilities
Due to related parties			2,212
Earnout shares liability	10,867
Warrant liability	81,300
Asset retirement obligation	1,977		2,416
Lease liability	582		656
Deferred taxes	80,571
Total Long Term Liabilities	175,297		5,284
Total Liabilities	180,691		13,735
Commitments and Contingencies (Note M)
Redeemable non-controlling interests in subsidiary	1,885,319
Shareholders’ and Members’ Equity
Capital stock 4,987,845 units authorized; 3,722,355 units issued and outstanding as of December 31, 2022 (Predecessor)			262,622
Preference shares, $.0001 par value; 1,000,000 shares authorized; no shares issued or outstanding as of June 30, 2023 (Successor) & December 31, 2022 (Predecessor)
Common Stock	7
Common Stock	14
Additional paid-in-capital	514,219		26,288
Accumulated other income	1		17
Accumulated Deficit
Members’ equity			(224,525)
Shareholders’ equity	(58,799)
Total Shareholders’ and Members’ Equity	455,442		64,402
Total Liabilities and Shareholders’ and Members’ Equity	$ 2,521,452		78,137
RICE ACQUISITION CORP. II
Current Assets
Cash		$ 844,717	1,627,877	2,570,409
Prepaid expenses		204,857	272,546	746,720
Total Current Assets		1,057,534	1,908,383	3,325,089
Investments held in Trust Account		353,653,029	349,942,773	345,044,341
Long Term Assets
Total Assets		354,710,563	351,851,156	348,369,430
Current Liabilities
Accounts payable		25,871	31,780	143,405
Total Current Liabilities		5,844,244	5,018,632	519,323
Deferred underwriting commissions in connection with the initial public offering		11,721,500	11,721,500	11,721,500
Derivative warrant liabilities		29,278,250	24,832,440	30,077,750
Long Term Liabilities
Total Liabilities		46,843,994	41,572,572	42,318,573
Commitments and Contingencies (Note M)
Shareholders’ and Members’ Equity
Preference shares, $.0001 par value; 1,000,000 shares authorized; no shares issued or outstanding as of June 30, 2023 (Successor) & December 31, 2022 (Predecessor)
Common Stock
Common Stock		863	863	863
Additional paid-in-capital
Accumulated Deficit
Total Shareholders’ and Members’ Equity		(45,660,460)	(39,538,189)	(38,949,143)
Total Liabilities and Shareholders’ and Members’ Equity		354,710,563	351,851,156	348,369,430
Current assets:
Due from related party		7,960	7,960	7,960
Current liabilities:
Accrued expenses		5,818,373	4,986,852	375,918
Class A ordinary shares subject to possible redemption		353,527,029	349,816,773	345,000,000
Shareholders’ Deficit:
Accumulated deficit		(45,340,266)	(39,310,765)	(38,559,114)
Total Rice Acquisition Corp. II deficit		(45,339,403)	(39,309,902)	(38,558,251)
Non-controlling interest in subsidiary		$ (321,057)	$ (228,287)	$ (390,892)